CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re-measurement	Cash flow hedges and net investment hedges	Foreign currency translation reserve	Other reserves	Retained losses	Total Equity holders of Constellium	Non-controlling interests
Beginning balance at Dec. 31, 2016	€ (570)	€ 2	€ 162	€ (151)	€ (18)	€ 12	€ 17	€ (603)	€ (579)	€ 9
Net income / (loss)	(31)							(31)	(31)
Other comprehensive (loss) / income	15			4	31	(19)			16	(1)
Total comprehensive income / (loss)	(16)			4	31	(19)		(31)	(15)	(1)
Share issuance	259	1	258						259
Share-based compensation	8						8		8
Transactions with non-controlling interests	0
Ending balance (Restated) at Dec. 31, 2017	(321)	3	420	(147)	13	(7)	25	(636)	(329)	8
Ending balance at Dec. 31, 2017	(319)	3	420	(147)	13	(7)	25	(634)	(327)	8
Change in accounting policies | Change in accounting policies	(2)							(2)	(2)
Net income / (loss)	190							188	188	2
Other comprehensive (loss) / income	7			18	(21)	10			7
Total comprehensive income / (loss)	197			18	(21)	10		188	195	2
Share issuance	0
Share-based compensation	12						12		12
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2018	(114)	3	420	(129)	(8)	3	37	(448)	(122)	8
Net income / (loss)	64							59	59	5
Other comprehensive (loss) / income	(49)			(48)	(2)	1			(49)
Total comprehensive income / (loss)	15			(48)	(2)	1		59	10	5
Share issuance		0	0
Share-based compensation	16						16		16
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2019	€ (85)	€ 3	€ 420	€ (177)	€ (10)	€ 4	€ 53	€ (389)	€ (96)	€ 11